AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 96,657
Fixed maturity securities | Investment Grade | Investment Grade
Debt Securities, Available-for-Sale [Line Items]
Percentage	96.00%	93.00%
Deposits
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 166	$ 181
Bonds pledged | Bonds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 9,600	$ 10,400